Employee Benifits - Summary of Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2019 CAD ($)
Pension plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	$ 1,816
Decrease in assumption	110
Pension plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	101
Increase in assumption	10
Pension plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	198
Increase in assumption	10
Pension plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Pension plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	6
Other benefit plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	208
Decrease in assumption	7
Other benefit plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1
Other benefit plans [member] | 1% Actuarial Assumption of Medical Cost Trend Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	155
Decrease in assumption	(125)
Increase in assumption	14
Decrease in assumption	(11)
Other benefit plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	23
Increase in assumption	1
Other benefit plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	4
Other benefit plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 6